Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.8%
Alaska Air Group Inc.	42,231	$1,454,436
Allegiant Travel Co.	4,490	503,015
American Airlines Group Inc.(a)	170,961	1,901,086
Delta Air Lines Inc.	195,066	4,870,798
JetBlue Airways Corp.(a)(b)	92,301	954,392
Southwest Airlines Co.	184,302	5,693,089
Spirit Airlines Inc.(a)(b)	30,342	479,707
United Airlines Holdings Inc.(a)(b)	86,827	2,724,631

		18,581,154

Commercial Services & Supplies — 1.2%
Copart Inc.(b)	70,995	6,620,284
IAA Inc.(b)	46,096	1,998,261
KAR Auction Services Inc.	44,221	669,064
Rollins Inc.	48,442	2,538,361

		11,825,970

Distributors — 0.3%
LKQ Corp.(b)	104,452	2,944,502

Diversified Consumer Services — 1.5%
Adtalem Global Education Inc.(b)	17,728	608,780
Bright Horizons Family Solutions Inc.(b)	20,002	2,145,014
Chegg Inc.(a)(b)	40,364	3,268,273
frontdoor Inc.(a)(b)	29,445	1,236,543
Graham Holdings Co., Class B	1,471	586,002
Grand Canyon Education Inc.(b)	16,299	1,446,373
H&R Block Inc.	65,870	955,115
Service Corp. International	61,227	2,654,803
ServiceMaster Global Holdings Inc.(b)	45,418	1,857,142

		14,758,045

Entertainment — 9.9%
Cinemark Holdings Inc.	36,621	433,226
Liberty Media Corp.-Liberty Formula One, Class A(b)	8,841	292,549
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	69,910	2,477,610
Lions Gate Entertainment Corp., Class A(b)	19,182	146,934
Lions Gate Entertainment Corp., Class B, NVS(b)	37,345	265,523
Live Nation Entertainment Inc.(a)(b)	48,827	2,285,592
Madison Square Garden Entertainment Corp.(b)	5,936	420,625
Madison Square Garden Sports Corp.(b)	5,927	910,921
Netflix Inc.(a)(b)	86,666	42,369,274
Roku Inc.(b)	31,466	4,873,769
Walt Disney Co. (The)	373,512	43,678,493
Warner Music Group Corp., Class A(b)	26,352	794,513
World Wrestling Entertainment Inc., Class A	15,850	738,769

		99,687,798

Food & Staples Retailing — 12.1%
Casey’s General Stores Inc.	12,654	2,014,390
Costco Wholesale Corp.	137,753	44,842,734
Kroger Co. (The)	270,156	9,398,727
Sprouts Farmers Market Inc.(a)(b)	40,680	1,073,139
Sysco Corp.	174,432	9,218,731
Walgreens Boots Alliance Inc.	253,208	10,308,098
Walmart Inc.	350,160	45,310,704

		122,166,523

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	51,023	5,111,994

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health Inc.	100,335	$5,480,298

		10,592,292

Hotels, Restaurants & Leisure — 15.5%
Aramark	86,887	1,835,053
Boyd Gaming Corp.	27,413	648,866
Carnival Corp.(a)	162,801	2,259,678
Cheesecake Factory Inc. (The)	14,313	343,512
Chipotle Mexican Grill Inc.(b)	8,817	10,185,046
Choice Hotels International Inc.(a)	10,799	907,548
Churchill Downs Inc.(a)	12,011	1,663,764
Cracker Barrel Old Country Store Inc.	8,109	895,801
Darden Restaurants Inc.	44,630	3,387,417
Domino’s Pizza Inc.	13,442	5,196,812
Dunkin’ Brands Group Inc.	28,247	1,941,416
Extended Stay America Inc.	60,740	693,043
Hilton Grand Vacations Inc.(a)(b)	29,085	590,425
Hilton Worldwide Holdings Inc.	95,275	7,150,389
Hyatt Hotels Corp., Class A	12,186	584,928
Las Vegas Sands Corp.	115,473	5,039,242
Marriott International Inc./MD, Class A	92,482	7,752,304
Marriott Vacations Worldwide Corp.	12,618	1,068,240
McDonald’s Corp.	234,457	45,550,306
MGM Resorts International	169,484	2,726,998
Norwegian Cruise Line Holdings Ltd.(a)(b)	94,120	1,283,797
Planet Fitness Inc., Class A(b)	27,537	1,437,431
Royal Caribbean Cruises Ltd.	58,999	2,873,841
Six Flags Entertainment Corp.	26,954	468,730
Starbucks Corp.	401,392	30,718,530
Texas Roadhouse Inc.	22,495	1,263,994
Vail Resorts Inc.(a)	13,837	2,657,119
Wendy’s Co. (The)	61,402	1,423,298
Wyndham Destinations Inc.	29,136	775,018
Wyndham Hotels & Resorts Inc.	32,072	1,416,299
Wynn Resorts Ltd.	33,360	2,416,265
Yum! Brands Inc.	103,427	9,417,028

		156,572,138

Interactive Media & Services — 0.3%
Pinterest Inc., Class A(a)(b)	38,664	1,325,788
TripAdvisor Inc.	34,481	697,551
Yelp Inc.(b)	22,387	559,227

		2,582,566

Internet & Direct Marketing Retail — 13.3%
Amazon.com Inc.(b)	31,427	99,456,398
Booking Holdings Inc.(b)	14,065	23,377,859
Expedia Group Inc.	46,548	3,770,854
Qurate Retail Inc., Series A(a)(b)	133,652	1,458,143
Wayfair Inc., Class A(b)	23,256	6,188,189

		134,251,443

IT Services — 0.1%
LiveRamp Holdings Inc.(b)	22,581	1,029,016

Media — 12.6%
Altice USA Inc., Class A(b)	93,503	2,523,646
AMC Networks Inc., Class A(b)	13,879	320,605
Cable One Inc.(a)	1,808	3,295,188
Charter Communications Inc., Class A(a)(b)	51,790	30,038,200
Comcast Corp., Class A	1,096,474	46,929,087
Discovery Inc., Class A(a)(b)	55,242	1,165,606
Discovery Inc., Class C, NVS(b)	108,799	2,061,741

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
DISH Network Corp., Class A(b)	88,364	$2,837,368
Fox Corp., Class A, NVS	117,741	3,034,186
Fox Corp., Class B(b)	54,892	1,414,567
Interpublic Group of Companies Inc. (The)	133,899	2,416,877
John Wiley & Sons Inc., Class A	14,949	505,725
Liberty Broadband Corp., Class A(b)	8,418	1,136,514
Liberty Broadband Corp., Class C, NVS(b)	52,569	7,216,147
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	28,826	1,002,856
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	57,511	2,012,310
Meredith Corp.	13,903	199,647
New York Times Co. (The), Class A	49,609	2,288,959
News Corp., Class A, NVS	133,864	1,702,750
News Corp., Class B	41,675	531,773
Nexstar Media Group Inc., Class A	15,610	1,368,216
Omnicom Group Inc.	73,634	3,956,355
Sinclair Broadcast Group Inc., Class A	18,958	390,535
Sirius XM Holdings Inc.	466,485	2,742,932
TEGNA Inc.	74,787	880,991
ViacomCBS Inc., Class B, NVS	185,759	4,842,737

		126,815,518

Multiline Retail — 5.0%
Dollar General Corp.	86,499	16,469,410
Dollar Tree Inc.(b)	81,520	7,609,892
Kohl’s Corp.	54,452	1,036,766
Macy’s Inc.(a)	99,659	603,933
Nordstrom Inc.(a)	37,074	507,543
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	19,446	2,043,775
Target Corp.	171,819	21,628,576

		49,899,895

Professional Services — 1.1%
IHS Markit Ltd.	137,079	11,066,388

Road & Rail — 0.6%
AMERCO	2,762	877,570
Avis Budget Group Inc.(b)	18,329	474,721
Lyft Inc., Class A(a)(b)	72,739	2,126,161
Uber Technologies Inc.(b)	71,519	2,164,165

		5,642,617

Specialty Retail — 23.5%
Aaron’s Inc.	23,351	1,218,455
Advance Auto Parts Inc.	23,745	3,565,074
American Eagle Outfitters Inc.	53,241	532,410
AutoNation Inc.(b)	19,700	1,011,398
AutoZone Inc.(b)	8,023	9,687,131
Best Buy Co. Inc.	78,111	7,779,075
Burlington Stores Inc.(b)	22,593	4,247,484
CarMax Inc.(a)(b)	55,924	5,422,950
Carvana Co.(a)(b)	19,012	2,945,909
Dick’s Sporting Goods Inc.	22,527	1,027,682

Security	Shares	Value

Specialty Retail (continued)
Five Below Inc.(b)	19,167	$2,087,478
Floor & Decor Holdings Inc., Class A(b)	24,306	1,601,765
Foot Locker Inc.	35,997	1,057,952
Gap Inc. (The)	72,854	974,058
Home Depot Inc. (The)	326,168	86,594,342
L Brands Inc.	80,388	1,962,271
Lithia Motors Inc., Class A	7,633	1,749,102
Lowe’s Companies Inc.	259,440	38,633,211
Murphy USA Inc.(b)	9,459	1,252,466
National Vision Holdings Inc.(a)(b)	27,474	878,893
O’Reilly Automotive Inc.(b)	25,506	12,176,054
Penske Automotive Group Inc.	11,289	505,973
Ross Stores Inc.	122,121	10,950,590
Tiffany & Co.	37,528	4,704,510
TJX Companies Inc. (The)	411,624	21,400,332
Tractor Supply Co.	39,734	5,671,631
Ulta Beauty Inc.(a)(b)	19,350	3,734,357
Urban Outfitters Inc.(a)(b)	24,093	398,498
Williams-Sonoma Inc.	26,729	2,328,631

		236,099,682

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply Inc.(b)	23,558	734,067

Total Common Stocks — 99.9% (Cost: $909,165,879)		1,005,249,614

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	47,113,507	47,165,331
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	1,163,000	1,163,000

		48,328,331

Total Short-Term Investments — 4.8% (Cost: $48,307,618)		48,328,331

Total Investments in Securities — 104.7% (Cost: $957,473,497)		1,053,577,945

Other Assets, Less Liabilities — (4.7)%		(47,072,382)

Net Assets — 100.0%		$1,006,505,563

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Consumer Services ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,049,903	$26,127,472	(a)	$—	$(9,582)	$(2,462)	$47,165,331	47,113,507	$131,778	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	943,000	220,000	(a)	—	—	—	1,163,000	1,163,000	469		—

					$(9,582)	$(2,462)	$48,328,331		$132,247		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	09/18/20	$326	$10,670
S&P Select Sector Consumer Discretionary E-Mini Index	5	09/18/20	690	22,088

				$32,758

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,005,249,614	$—	$—	$1,005,249,614
Money Market Funds	48,328,331	—	—	48,328,331

	$1,053,577,945	$—	$—	$1,053,577,945

Derivative financial instruments(a)
Assets
Futures Contracts	$32,758	$—	$—	$32,758

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3